INCOME TAX AND DEFERRED TAX, Income Tax (Expense)/Gain (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAX AND DEFERRED TAX [Abstract]
Current income tax	$ (217,789,507)	$ (286,035,776)	$ (4,604,176)
Deferred income tax	(5,393,445)	7,232,018	(52,998,036)
Total income tax	$ (223,182,952)	$ (278,803,758)	$ (57,602,212)